SHARE BASED COMPENSATION (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended	48 Months Ended
	May 30, 2025	Sep. 26, 2021	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding (in shares)			7,647,597	7,210,742	7,647,597
Options Outstanding, Weighted Average Exercise Price (in dollars per share)			$ 0.66	$ 0.49	$ 0.66
Options Outstanding, Weighted Average Remaining Contractual Term (Year)			7 years 4 months 9 days	7 years 9 months 21 days
Options Outstanding, Intrinsic Value			$ 60,000,000.0	$ 2,300,000	$ 60,000,000.0
Options Vested, Number of Shares (in shares)			4,930,433	3,796,872
Options Vested in Period, Weighted Average Exercise Price (in dollars per share)			$ 0.43	$ 0.40
Option, Vested in Period, Weighted Average Remaining Contractual Term (Year)			6 years 9 months 21 days	7 years 4 months 6 days
Options Vested Intrinsic Value			$ 39,800,000	$ 1,600,000	39,800,000
Unrecognized stock-based compensation cost			$ 1,923,000	$ 1,437,000	$ 1,923,000
Unrecognized stock-based compensation cost, Period (Year)			2 years 9 months 3 days	2 years 6 months 14 days
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration Period (Year)	10 years			10 years
Vesting Period (Year)	4 years			4 years
Options Outstanding (in shares)			7,647,597	7,210,742	7,647,597	3,544,945
Options Outstanding, Weighted Average Exercise Price (in dollars per share)			$ 0.66	$ 0.49	$ 0.66	$ 0.23
Options Grants in Period, Gross (in shares)	833,588		833,588	4,344,342
Options Grants in Period, Weighted Average Exercise Price (in dollars per share)	$ 2.11		$ 2.11	$ 0.71
The 2021 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Authorized (in shares)		8,394,360
Expiration Period (Year)		10 years
Vesting Period (Year)		4 years
Options Exercises in Period (in shares)				0	0